SCHEDULE OF RECONCILIATION OF MOVEMENTS IN PROPERTY, PLANT AND EQUIPMENT BY ASSET CATEGORY (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	$ 306,175	$ 457,178
Additions during year	17,552	63,926
Transfer during year
Depreciation expense	(234,697)	(214,929)
Foreign currency translation	593
Total net property, plant and equipment	89,623	306,175
Disposals during year
Laboratory Equipment [member]
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	231,004	412,889
Additions during year	6,402	14,747
Transfer during year
Depreciation expense	(196,928)	(196,632)
Foreign currency translation	(2)
Total net property, plant and equipment	40,476	231,004
Disposals during year
Computer Equipment [member]
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	62,631	34,917
Additions during year	11,150	40,965
Transfer during year	294
Depreciation expense	(31,394)	(13,251)
Foreign currency translation
Total net property, plant and equipment	42,681	62,631
Disposals during year
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening gross carrying amount	12,540	9,372
Additions during year		8,214
Transfer during year	(294)
Depreciation expense	(6,375)	(5,046)
Foreign currency translation	595
Total net property, plant and equipment	$ 6,466	12,540
Disposals during year